Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and cash equivalents

(in millions of Canadian dollars)	2013	2012
Cash	$109	$24
Short-term investments:
Deposits with financial institutions	367	309

Total cash and cash equivalents	$476	$333